Debt (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of debt outstanding
The breakdown of the debt outstanding as of December 31, 2021 and December 2020, is as follows:

December 31, 2021	Annual interest rate	Maturity	Principal	December 31, 2020	Annual interest rate	Original Maturity	Principal
Current debt				Current debt
Notes debt 2018	5%	2022	$16,540	Notes debt 2018	5%	2020	$19,540
Notes debt 2019	5%	2022	25,000	Notes debt 2019	5%	2021	30,000
Notes debt 2020	5%	2022	15,047	Non-current debt
Series X	7%	2023	20,332	Notes debt 2020	5%	2022	15,047

Cantor Loan	7%	2022	7,500	Total debt			$64,587

Promissory notes	5%	2046	40,089

Total			$124,508

Summary of changes in convertible notes	The changes in Convertible Notes (Notes debt), Promissory notes, Nettar Series X Preferred Shares and Cantor Loan for the years ended December 31, 2021, 2020 and 2019 that arose from financial activities:

	January 1, 2021	Cash flows	Extinguishment	Exchange of instruments	Interest / Dividend	Changes in fair value	December 31, 2021
Notes debt	$62,784	$—	$(8,749)	$—	$7,421	$—	$61,456
Notes debt - Embedded derivative liability	96,096	—	(21,902)	—	—	43,428	117,622
Promissory notes	—	—	—	36,333	1,762	—	38,095
Series X	—	18,816	—	—	2,367	—	21,183
Series X - Embedded derivative liability	—	1,516	—	—	—	(1,328)	188
Cantor Loan	—	6,923	—	—	143	—	7,066
Cantor Loan - Embedded derivative liability	—	577	—	—	—	2	579

Total	$158,880	$27,832	$(30,651)	$36,333	$11,693	$42,102	$246,189

Total non-current							—

Total current							$246,189

	January 1, 2020	Cash flows	Extinguishment	Exchange of instruments	Interest	Changes in fair value	December 31, 2020
Notes debt	$42,004	$13,314	$—	$—	$7,466	$—	$62,784
Notes debt - Embedded derivative liability	7,139	4,733	—	—	—	84,224	96,096

Total	$49,143	$18,047	$—	$—	$7,466	$84,224	$158,880

Total non-current							33,795

Total current							$125,085

	January 1, 2019	Cash flows	Extinguishment	Exchange of instruments	Interest	Changes in fair value	December 31, 2019
Notes debt	$17,431	$20,105	$—	$—	$4,468	$—	$42,004
Notes debt - Embedded derivative liability	4,474	6,895	—	—	—	(4,230)	7,139

Total	$21,905	$27,000	$—	$—	$4,468	$(4,230)	$49,143

Total non-current							28,495

Total current							$20,648